UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08266

Exact name of registrant as specified in charter:	The India Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments - The Schedule of Investments for the three-month period ended September 30, 2013 is filed herewith.

Schedule of Investments (unaudited)

September 30, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.7%
COMMON STOCKS—99.7%
INDIA—99.7%
AUTO COMPONENTS—2.4%(a)
133,581	Bosch Ltd.	$19,202,135

AUTOMOBILES—4.8%(a)
1,170,000	Hero MotoCorp Ltd.	37,724,425

CHEMICALS—2.8%(a)
3,000,000	Asian Paints Ltd.	21,975,596

COMMERCIAL BANKS—12.1%(a)
3,650,000	HDFC Bank Ltd.	34,691,388
4,260,000	ICICI Bank Ltd.	60,473,423

		95,164,811

CONSTRUCTION MATERIALS—10.3%(a)
790,000	ACC Ltd.	14,053,912
9,464,606	Ambuja Cements Ltd.	27,580,181
250,085	Grasim Industries Ltd.	10,512,531
1,020,000	UltraTech Cement Ltd.	29,352,128

		81,498,752

ELECTRIC UTILITIES—1.3%(a)
7,850,000	Tata Power Co. Ltd.	10,133,789

ELECTRICAL EQUIPMENT—0.6%(a)
499,224	ABB Ltd.	4,324,771

FOOD PRODUCTS—3.3%
320,118	Nestle India Ltd.	26,323,256

GAS UTILITIES—2.6%(a)
3,960,000	GAIL India Ltd.	20,667,193

HOUSEHOLD PRODUCTS—4.4%(a)
3,498,221	Hindustan Unilever Ltd.	35,049,623

INFORMATION TECHNOLOGY SERVICES—19.7%
115,303	CMC Ltd.(a)	2,339,943
1,416,000	Infosys Ltd.(a)	67,962,355
2,600,000	MphasiS Ltd.	18,273,301
2,174,000	Tata Consultancy Services Ltd.(a)	66,736,249

		155,311,848

MACHINERY—0.6%
415,430	Cummins India Ltd.	2,753,829
237,758	Thermax Ltd.	2,231,936

		4,985,765

PERSONAL PRODUCTS—4.1%
2,400,000	Godrej Consumer Products Ltd.	31,897,133

PHARMACEUTICALS—7.3%(a)
537,344	GlaxoSmithKline Pharmaceuticals Ltd.	21,466,080

1,000,000	Lupin Ltd.	13,668,665
981,000	Piramal Enterprises Ltd.	9,237,573
320,000	Sanofi India Ltd.	13,504,372

		57,876,690

See Notes to Schedule of Investments.

The India Fund, Inc.

Schedule of Investments (unaudited) (concluded)

September 30, 2013

Shares	Description	Value (US$)
ROAD & RAIL—3.0%
2,100,000	Container Corp. of India	$23,916,620

TEXTILES, APPAREL & LUXURY GOODS—1.0%(a)
2,090,104	Titan Industries Ltd.	7,723,395

THRIFTS & MORTGAGE FINANCE—9.4%(a)
6,110,000	Housing Development Finance Corp. Ltd.	74,042,530

TOBACCO—8.1%(a)
11,780,000	ITC Ltd.	63,777,567

WIRELESS TELECOMMUNICATION SERVICES—1.9%(a)
2,940,876	Bharti Airtel Ltd.	14,979,183

		786,575,082

	Total Long-Term Investments—99.7% (cost $563,908,403)	786,575,082

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.2%
$ 1,231,000	Repurchase Agreement, State Street Bank and Trust Co., 0.00% dated 09/30/2013, due 10/01/2013 repurchase price $1,231,000, collateralized by a U.S. Treasury Bond, maturing 02/15/2040; total market value of $1,256,100	1,231,000

	Total Short-Term Investment—0.2% (cost $1,231,000)	1,231,000

	Total Investments—99.9% (cost $565,139,403) (b)	787,806,082

	Other Assets in Excess of Liabilities—0.1%	808,981

	Net Assets—100.0%	$788,615,063

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to schedule of investments.
(b)	See notes to schedule of investments for tax unrealized appreciation/depreciation of securities.

See Notes to Schedule of Investments.

The India Fund, Inc.

Notes to Schedule of Investments (unaudited)

September 30, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a valuation factor is determined as a Level 2 investment because the exchange-traded price has been adjusted. Prior to October 31, 2012, the Fund used a different process for valuing equity securities. For more information, please refer to the Fund’s December 31, 2012 annual report.

In the event that a security’s market quotations are not readily available or are deemed unreliable, (other than because the foreign exchange on which they trade closed before the Valuation Time), the fair value of a security is determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

See Notes to Schedule of Investments.

The India Fund, Inc.

Notes to Schedule of Investments (unaudited) (continued)

September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Schedule of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Food Products	$26,323,256	$—	$—	$26,323,256
Information Technology Services	18,273,301	137,038,547	—	155,311,848
Machinery	4,985,765	—	—	4,985,765
Personal Products	31,897,133	—	—	31,897,133
Road & Rail	23,916,620	—	—	23,916,620
Other	—	544,140,460	—	544,140,460
Short-Term Investment	—	1,231,000	—	1,231,000

Total Investments	$105,396,075	$682,410,007	$—	$787,806,082

The Fund held no Level 3 securities at September 30, 2013.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2013, securities issued by Container Corp. of India, Cummins India Ltd., Godrej Consumer Products Ltd. and Mphasis Ltd., in the amounts of $23,916,620, $2,753,829, $31,897,133 and $18,273,301, respectively, transferred from Level 2 to Level 1 because no valuation factor was applied at September 30, 2013. For the period ended September 30, 2013, the securities issued by CMC Ltd., Piramal Enterprises Ltd. and Sanofi India Ltd., in the amounts of $2,339,943, $9,237,573 and $13,504,372, respectively, transferred from Level 1 to Level 2 because a valuation factor was applied at September 30, 2013. For the period ended September 30, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $1,231,000 as of September 30, 2013. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Notes to Schedule of Investments (unaudited) (concluded)

September 30, 2013

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to stockholders are recorded on the ex-dividend date.

Dividends and distributions to stockholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to net operating losses, foreign currency losses, capital gains taxes and investments in passive foreign investment companies.

(f) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2013 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$565,139,403	$252,784,002	$(30,117,323)	$222,666,679

Item 2 – Controls and Procedures

a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The India Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson Principal Executive Officer

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson Principal Executive Officer

Date: November 26, 2013

By:	/s/ Andrea Melia
Andrea Melia Principal Financial Officer

Date: November 26, 2013